Convertible Preferred Shares (Narrative) (Details) (USD $)	12 Months Ended		12 Months Ended	50 Months Ended			1 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	1 Months Ended	12 Months Ended			50 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Convertible Preferred Shares [Member]	May 05, 2011 Convertible Preferred Shares [Member]	Dec. 31, 2011 Convertible Preferred Shares [Member]	Dec. 31, 2010 Convertible Preferred Shares [Member]	Jun. 22, 2007 Series A Convertible Preferred Shares [Member]	Dec. 31, 2012 Series A Convertible Preferred Shares [Member]	Dec. 31, 2010 Series A Convertible Preferred Shares [Member]	Dec. 15, 2007 Series B Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2012 Series B Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2011 Series B Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2010 Series B Redeemable Convertible Preferred Shares [Member]	Apr. 26, 2010 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2012 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2011 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2010 Series C Redeemable Convertible Preferred Shares [Member]	Dec. 07, 2010 Series C-1 Redeemable Convertible Preferred Shares [Member]	Dec. 07, 2010 Series C-1 Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2012 Series C-1 Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2010 Series C-1 Redeemable Convertible Preferred Shares [Member]	Dec. 31, 2012 Common Shares [Member]	May 05, 2011 Common Shares [Member]	Dec. 31, 2010 Common Shares [Member]	May 05, 2011 Class B Common Shares [Member]
Features of Convertible Preferred Shares [Line Item]
Convertible preferred shares, shares new issued							33,250,000			34,926,471				29,687,500				6,682,226	16,773,301
Purchase price of shares new issued							$ 3,325,000			$ 12,500,000				$ 17,000,000					$ 14,120,000
Issue price per share							$ 0.1000		$ 0.1000	$ 0.3580			$ 0.3580	$ 0.5726			$ 0.5726		$ 0.8418		$ 0.8418
Direct equity issuance costs							83,000			100,000				21,000					5,000
Shares issued to investor from Taiwan, shares																		2,613,560	2,613,560
Shares issued to investor from Taiwan, value																		2,200,000	2,200,000
Receivable from investor from Taiwan																					2,200,000
Preferred shares, par value per share						$ 0.0001
Conversion ratio, from convertible preferred share to common share																						1			1
Convertible preferred shares, description of conversion term			Each preferred share is automatically be converted into common shares at the then effective applicable conversion price, upon (i) the closing of a Qualified IPO, or (ii) the written consent of holders of more than fifty percent (50%) of the outstanding Preferred Shares of each class with respect to conversion of each class.
Qualified IPO, minimum offering proceeds (before deduction of fees, commissions or expenses)	40,000,000
Qualified IPO, minimum market valuation	200,000,000
Qualified IPO, minimum price per share	$ 1.00
Reserved common shares for conversion of preferred shares																								114,637,272
Convertible preferred shares, liquidation preference terms			In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, the holders of preferred shares shall be entitled to receive an amount per share equal to 100% of the original purchase price plus all dividends accrued, or declared and unpaid.
Distribution of remaining assets to shareholders, maximum multiple of original purchase price								500.00%
Beginning date of redemption											Beginning on or after fourth anniversary following the issuance of the Series B Preferred Shares				Beginning on or after fourth anniversary following the issuance of the Series C Preferred Shares					Beginning on or after fourth anniversary following the issuance of the Series C Preferred Shares
Convertible preferred shares, description of redemption price per share											Redemption price equal to the original purchase price of Series B Preferred Shares x (1.10) N plus all declared but unpaid dividends. "N" means a fraction the numerator of which is the number of calendar days between the original Series B issue date and the date when the Series B Preferred Shares are redeemed and the denominator of which is 365				Redemption price equal to the original purchase price of Series C or Series C-1 Preferred Shares plus all declared but unpaid dividends					Redemption price equal to the original purchase price of Series C or Series C-1 Preferred Shares plus all declared but unpaid dividends
Convertible preferred shares, dividends payment terms			Each Preferred Shares holder is entitled to receive, on an annual basis, preferential, non-cumulative dividends at the rate equal to the greater of (i) 8% of the original issue price and (ii) the dividend that would be paid with respect to the Common Shares into which the Preferred Shares could be converted.
Dividends declared on preferred and common shares				0																			0
Accretion of redeemable convertible preferred shares											$ 0	$ 533,000	$ 1,529,000		$ 0	$ 2,000	$ 4,000
Class B common shares issued for conversion of convertible preferred shares																									114,637,272
Preferred shares, outstanding		114,637,272	0		0				33,250,000				34,926,471				29,687,500				16,773,301